Long - Term Debt - 9.875% First Priority Secured Notes due 2022 (Details) $ in Thousands		11 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($)	Nov. 15, 2018 Vessel	Dec. 31, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance, net of costs			$ 0	$ 356,400	$ 0
Number of vessels owned | Vessel		19	38
Repayment of long term debt, first year			$ 64,088
Repayment of long term debt, second year			330,033
Repayment of long term debt, third year			48,176
Repayment of long term debt, thereafter			408,379
9.875 % First Priority Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Issuance of secured notes			$ 360,000
Issuance date of debt instrument			Oct. 31, 2017
Debt instrument, interest rate			9.875%
Debt instrument, maturity date			Nov. 15, 2022
Proceeds from debt issuance, net of costs	$ 356,400
Number of vessels secured to notes | Vessel			18
Number of vessels owned | Vessel			18
Interest on notes			Interest on the 2022 Notes is payable semi - annually on May 15 and November 15 of each year
Date of first required payment			May 15, 2018
Debt Instrument, Repurchased Face Amount			$ 20,000
Debt Instrument, Repurchase Price Percentage			102.00%
Minimum cash balance requirement			$ 20,000
Debt Instrument, Restrictive Covenants			On December 20, 2018, the Company entered into a first supplemental indenture for the 2022 Notes according to which the date beginning on which the Company is permitted to pay dividends to common shareholders in an aggregate amount per year equal to 50% of the consolidated net profit after taxes of the Company for the preceding financial year, was brought forward from January 1, 2021 to January 1, 2020.
Outstanding balance			$ 337,341
9.875 % First Priority Secured Notes Due 2022 [Member] | Citi Credit Facility [Member]
Debt Instrument [Line Items]
Repayment of long term debt, first year			40,000
Repayment of long term debt, second year			40,000
Repayment of long term debt, third year			40,000
Repayment of long term debt, thereafter			$ 35,000
9.875 % First Priority Secured Notes Due 2022 [Member] | Second Anniversary [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			102.00%
Debt Instrument Redemption Amount			$ 20,000
9.875 % First Priority Secured Notes Due 2022 [Member] | Third Anniversary [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			102.00%
Debt Instrument Redemption Amount			$ 40,000
9.875 % First Priority Secured Notes Due 2022 [Member] | Fourth Anniversary [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			102.00%
Debt Instrument Redemption Amount			$ 35,000